ACCOUNTING ESTIMATED AND JUDGEMENTS - Impairment of long term assets (Details)	Dec. 31, 2017
Impairment of long-term assets
Discount rate used in cash inflows	5.88%
Generation
Impairment of long-term assets
Discount rate used in cash inflows	6.33%
Nuclear | UTN Angra III
Impairment of long-term assets
Discount rate used in cash inflows	5.44%